--------------------------------------------------------------------------------
Emerging Asian Markets Equity Portfolio
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS December 31, 1996
--------------------------------------------------------------------------------
ISSUER/INDUSTRY                        SHARES                 VALUE
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
COMMON STOCKS--97.7%
--------------------------------------------------------------------------------
INDONESIA - 17.8%
Bank International Indonesia
   Banking...........................  75,000            $    73,826
PT Astra International
   Automobile........................  73,000                200,889
PT Bank Bali
   Banking...........................  41,000                102,414
PT Bank Dagang Nasional Ind
   Banking...........................  72,000                 73,158
PT Bank Negara Indonesia
   Banking........................... 120,000                 63,505
PT Darya Varia Laboratoria
   Consumer..........................  25,500                 41,024
PT Daya Guna Samudera
   Miscellaneous.....................  60,000                 69,857
PT Gudang Garam
   Consumer..........................  99,000                427,519
PT Hm Sampoerna
   Consumer..........................  18,000                 96,021
PT Indofood Sukses Makmur
   Consumer..........................  24,000                 47,756
PT Indostat
   Telecommunications................  43,500                119,707
PT Semen Gresik
   Building Materials................  16,000                 51,482
PT Telecomunikasion
   Telecommunications................ 385,000                664,214
                                                         -----------
                                                           2,031,372
                                                         -----------
MALAYSIA - 52.7%
ACP Industries Berhad
   Building Materials................  18,000                113,334
Arab-Malaysian Merchant Bank
   Banking...........................  30,000                251,852
Bright Packaging Industries Berhad
   Miscellaneous.....................   5,000                 27,522
Commerce Asset Holdings Berhad
   Finance/Securities................  18,000                135,430
Country Heights Holdings Berhad
   Property/Hotel....................  21,000                 58,211
DCB Holdings Berhad
   Banking...........................  29,000                 99,335
Edaran Otomobile Nasional Berhad
   Automobile........................   9,000                 89,990
Gamuda Berhad
   Construction/Engineer.............   6,666                 28,248
Gamuda Berhad-Rights
   Construction/Engineer.............  10,000                 20,281
Genting Berhad
   Gaming............................   4,000                 27,562
Hong Leong Bank
   Banking...........................  30,000                104,542
Hong Leong Bank-Warrants
   Banking...........................  75,700                123,503
Intria Berhad
   Construction/Engineer.............  34,000                 85,494
IOI Properties Berhad
   Property/Hotel....................  68,000                220,805
Jaya Tiasa
   Timber............................   6,000                 31,837
Kedah Cement Berhad
   Building Materials................  42,000                 83,158
KFC Holdings Berhad
   Consumer..........................  75,360                310,356
KFC Holdings Berhad-Warrants
   Consumer..........................  32,000                 38,268
Konsortium Perkapalan Berhad
   Transport.........................  22,000                148,102
Kuala Lumpur Kepong Berhad
   Plantations.......................  46,000                116,580
Landmarks Berhad
   Property/Hotel....................  15,000                 19,959
Larut Consolidated
   Property/Hotel....................  30,000                 42,293
Malayan Banking Berhad
   Banking...........................  49,800                552,172
Malaysian Resources Corp.
   Property/Hotel....................  27,000                106,383
MBF Capital Berhad
   Finance/Securities................ 100,000                162,356
Multi-Purpose Holdings-Rights
   Miscellaneous..................... 266,000                258,068
Oriental Holdings Berhad
   Automobile........................  14,000                 95,355
Oyl Industries Berhad
   Manufacturing.....................   5,000                 52,470
Pan Pacific Asia Berhad
   Timber............................  12,000                 35,402
Perusahaan Otomobil Nasional
   Automobile........................  24,000                152,062
Public Bank Berhad
   Finance/Securities................  36,999                 78,386
Public Finance Berhad
   Finance/Securities................  44,400                 77,361
Rashid Hussein Berhad
   Finance/Securities................  23,000                152,101
Renong Berhad
   Miscellaneous.....................  40,000                 70,961
Resorts World Berhad
   Gaming............................  31,000                141,172
Sime Darby Berhad
   Property/Hotel....................  64,000                252,168
S P Setia Berhad
   Property/Hotel....................  10,000                 27,720
Star Publications Malaysia
   Media.............................  84,000                330,970
Systems Telekom Malaysia
   Media.............................  36,000                320,754
TA Enterprise Berhad-Warrants
   Finance/Securities................ 150,000                110,481
Technology Resources Inds.
   Telecommunications................  21,000                 41,413
Tenaga Nasional Berhad
   Utilities.........................  96,000                459,985
UMW Holdings Berhad
   Automobile........................  24,000                112,145
UMW Holdings Berhad-Warrants
   Automobile........................   3,000                  7,543
United Engineers Malaysia
   Construction/Engineer.............  26,040                235,105
                                                         -----------
                                                           6,009,195
                                                         -----------
PHILIPPINES - 14.0%
Ayala Land Inc. "B"
   Property.......................... 136,500                155,703
C&P Homes
   Property.......................... 255,000                130,893
DMCI Holdings, Inc...................
   Construction......................  85,000                 55,751
Empire East Land Holdings, Inc.
   Property.......................... 120,000                 54,752
Filinvest Land Inc.
   Property.......................... 332,000                103,513
Manila Electric
   Utility...........................  14,500                118,537
Metro Bank &Trust
   Banking...........................  10,875                268,774
Metro Pacific Corp.
   Utilities......................... 400,000                 98,859
Petron Corp.
   Utilities........................   97,500                 32,994
Philippine Long Distance Telephone
   Telecommunications...............    3,850                211,531
Philippine National Bank
   Banking..........................   13,700                162,786
SM Prime Holdings
   Property.........................  768,000                198,571
                                                         -----------
                                                           1,592,664
                                                         -----------
THAILAND - 13.2%
Advanced Info Services
   Telecommunications...............   15,400                130,905
Bangkok Bank Co. Ltd.
   Banking..........................   33,200                321,049
Co-Generation Public Co.
   Utilities........................   25,200                 93,839
Dhana Siam Finance
   Finance/Securities...............   38,000                 90,385
Electricity General
   Utilities .......................   30,000                 81,884
Phatra Thanakit Co.
   Finance/Securities...............   16,000                 45,543
PTT Exploration & Production Public
   Miscellaneous....................   13,900                200,539
Shinawatra Computer Co.
   Telecommunications...............    3,000                 36,262
Siam Cement Co. Ltd.
   Building Materials ..............    2,000                 62,699
Siam Commercial Bank
   Banking..........................   29,000                210,327
Thai Farmers Bank
   Banking..........................   36,337                226,698
                                                         -----------
                                                           1,500,130
                                                         -----------
TOTAL COMMON STOCK
 (Identified Cost $10,283,600)                            11,133,361
                                                         -----------
--------------------------------------------------------------------------------
SHORT TERM OBLIGATIONS--1.7%
--------------------------------------------------------------------------------
Morgan Stanley Repurchase Agreement
  5.90% due 1/02/97 proceeds at
  maturity $194,616 (collateralized by
  $83,787 U.S. Treasury Note 10.625%
  due 8/15/15, $85,015 U.S. Treasury
  Note 12.00% due 8/15/13 and
  $29,913 U.S. Treasury Note 9.125%
   due 5/15/18).....................                     $   194,616
                                                         -----------
TOTAL INVESTMENTS
 (Identified Cost, $10,478,216) ....     99.4%            11,327,977
OTHER ASSETS
 LESS LIABILITIES...................      0.6                 64,783
                                        -----            -----------
NET ASSETS..........................    100.0%           $11,392,760
                                        =====            ===========

See notes to financial statements

 Emerging Asian Markets Equity Portfolio
--------------------------------------------------------------------------------
 STATEMENT OF ASSETS AND LIABILITIES  December 31, 1996
--------------------------------------------------------------------------------

ASSETS:
Investments at value (Note 1A) (Identified Cost, $10,478,216)...   $11,327,977
Foreign currency, at value (Cost, $70,700)......................        71,387
Dividends and interest receivable...............................         3,748
                                                                   -----------
    Total assets................................................    11,403,112
                                                                   -----------
LIABILITIES:
Accrued expenses and other liabilities..........................        10,352
                                                                   -----------
NET ASSETS .....................................................   $11,392,760
                                                                   ===========
REPRESENTED BY:
Paid-in capital for beneficial interests........................   $11,392,760
                                                                   ===========
See notes to financial statements

 Emerging Asian Markets Equity Portfolio
--------------------------------------------------------------------------------
 STATEMENT OF OPERATIONS
 For the Year Ended December 31, 1996
--------------------------------------------------------------------------------

INVESTMENT INCOME:
Dividends (net of foreign withholding tax of $24,710)......    $ 107,891
Interest...................................................       19,795
                                                               ---------
  Total investment income..................................                $    127,686

EXPENSES:
Investment advisory fees (Note 2)..........................      109,575
Administrative fees (Note 3)...............................        5,478
Expense fees (Note 6)......................................        1,577
                                                               ---------
  Total expenses...........................................      116,630
Less aggregate amount waived by Investment Adviser
  and Administrator (Notes 2 and 3)........................      (54,347)
                                                               ---------
Net expenses...............................................                      62,283
                                                                           ------------
  Net investment income....................................                      65,403
                                                                           ------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) from investment transactions......     (995,885)
Net realized gain (loss) on foreign currency
  exchange transactions....................................      (30,602)
                                                               ---------
  Net realized gain (loss).................................                  (1,026,487)
                                                                           ------------
Unrealized appreciation (depreciation) of investments--
   Beginning of period.....................................      286,145
   End of period...........................................      849,761        563,616
                                                               ---------
Translation of other assets and liabilities denominated
   in foreign currencies--net..............................                        (691)
                                                                           ------------
   Net change in unrealized appreciation (depreciation)....                     562,925
                                                                           ------------
   Net realized and unrealized loss on investments.........                    (463,562)
                                                                           ------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS.......                $   (398,159)
                                                                           ============

See notes to financial statements

 Emerging Asian Markets Equity Portfolio
--------------------------------------------------------------------------------
 STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
                                                YEAR          AUGUST 23, 1995
                                                ENDED        (COMMENCEMENT OF
                                             DECEMBER 31,      OPERATIONS) TO
                                                1996         DECEMBER 31, 1995
                                             ------------    -----------------
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS:
Net investment income.....................  $    65,403        $   18,984
Net realized gain (loss) on investments
 and foreign exchange transactions........   (1,026,487)           (6,799)
Net change in unrealized appreciation
 (depreciation) of investments and
 foreign currency exchange................      562,925           286,140
                                            -----------        ----------
    Net increase (decrease) in net
      assets resulting from operations ...     (398,159)          298,325
                                            -----------        ----------
CAPITAL TRANSACTIONS:
Proceeds from contributions...............    8,854,217         5,779,224
Value of withdrawals......................   (3,026,771)         (114,076)
                                            -----------        ----------

    Net increase (decrease) in net
      assets from capital transactions ...    5,827,446         5,665,148
                                            -----------        ----------
NET INCREASE IN NET ASSETS: ..............    5,429,287         5,963,473
NET ASSETS:
Beginning of period.......................    5,963,473             --
                                            -----------        ----------
End of period.............................  $11,392,760        $5,963,473
                                            ===========        ==========
See notes to financial statements

 Emerging Asian Markets Equity Portfolio
--------------------------------------------------------------------------------
 FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                YEAR          AUGUST 23, 1995
                                                ENDED        (COMMENCEMENT OF
                                             DECEMBER 31,      OPERATIONS) TO
                                                1996         DECEMBER 31, 1995
                                             ------------    -----------------
RATIOS/SUPPLEMENTAL DATA:
Net Assets, end of period (000's omitted)..    $11,393           $5,963
Ratio of expenses to average net assets....       0.56%               0%
Ratio of net investment income to
 average net assets........................       0.60%            1.53%*
Portfolio turnover.........................         73%               0%

Average commission rate per share (A)......     $0.019              N/A

   Note: If Agents of the Portfolio had not voluntarily waived a portion of their fees for the periods indicated, the ratios would have been as follows:

   Ratios:
   Expenses to average net assets..........       1.06%            1.05%*
   Net investment income to average
     net assets............................       0.10%            0.48%*

  *Annualized
(A)The average commission rate paid is applicable for Funds that invest greater than 10% of average net assets in equity transactions on which commissions are charged. This disclosure is required for fiscal periods beginning on or after September 1, 1995.

See notes to financial statements

 Emerging Asian Markets Equity Portfolio
--------------------------------------------------------------------------------
 NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

(1) SIGNIFICANT ACCOUNTING POLICIES
Emerging Asian Equity Portfolio (the "Portfolio"), a separate series of The Premium Portfolios (the "Portfolio Trust"), is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company which was organized as a trust under the laws of the State of New York. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. The Investment Adviser of the Portfolio is Citibank N.A. ("Citibank"). Signature Financial Group (Grand Cayman), Ltd. ("SFG") acts as the Fund's Administrator.

The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

The following significant accounting policies consistently followed by the Portfolio are as follows:

A. INVESTMENT SECURITY VALUATIONS -- Equity securities in the portfolio are valued at the last sale price on the exchange on which they are primarily traded, or at the quoted bid price for securities in which there were no sales during the day, or for unlisted securities not reported on the NASDAQ system. Securities listed on a foreign exchange are valued at the last quoted sale price available. Bonds and other fixed income securities (other than short-term obligations maturing in sixty days or less) in the portfolio are valued on the basis of valuations furnished by a pricing service, the use of which has been approved by the Trustees. In making such valuations, the pricing service utilizes both dealer-supplied valuations and electronic data processing techniques which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, without exclusive reliance upon quoted prices or exchanges or over-the-counter prices, since such valuations and techniques are believed to reflect more accurately the fair value of such securities. Short-term obligations maturing in sixty days or less, are valued at amortized cost, which constitutes fair value as determined by the Trustees. Portfolio securities for which there are no such quotations or valuations are valued at fair value as determined in good faith by or at the direction of the Trustees. Trading in securities on most foreign exchanges and over-the-counter markets is normally completed before the close of the New York Stock Exchange and may also take place on days which the New York Stock Exchange is closed. If events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time of fund valuation, such securities will be valued at fair value in accordance with procedures established by and under the general supervision of the Trustees.

B. FOREIGN CURRENCY TRANSLATION -- The accounting records of the Portfolio are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. Translation of foreign currency includes net exchange gains and losses, disposition of foreign currency and the difference between the amount of investment income and foreign taxes withheld recorded and the actual amount received or paid.

C. FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS -- The Portfolio may enter into forward foreign currency exchange contracts ("contracts") in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of portfolio securities denominated in a particular currency. The Portfolio could be exposed to risks if the counter-parties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. Dollar. Forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date.

D. ACCOUNTING FOR INVESTMENTS -- Securities transactions are accounted for on the trade date. Realized gains and losses on security transactions are determined on the identified cost method. Dividend income and other distributions from portfolio securities are recorded on the ex-dividend date. Dividend income is recorded net of foreign taxes withheld where recovery of such taxes is not assured. Interest income is accrued daily.

E. U.S. FEDERAL INCOME AND OTHER TAXES -- The Portfolio is considered a partnership under the U.S. Internal Revenue Code. Accordingly, no provision for federal income taxes is necessary. The Portfolio may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income and net realized gains as such income and/or gains are earned.

F. EXPENSES -- The Portfolio bears all costs of its operations other than expenses specifically assumed by Citibank and SFG. Expenses incurred by the Portfolio Trust with respect to any two or more portfolios or series are allocated in proportion to the average net assets of each portfolio, except when allocations of direct expenses to each portfolio can otherwise be made fairly. Expenses directly attributable to a portfolio are charged to that portfolio.

G. REPURCHASE AGREEMENTS -- It is the policy of the Portfolio to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian bank's vault, all securities held as collateral in support of repurchase agreements. Additionally, procedures have been established by the Portfolio to monitor, on a daily basis, the market value of the repurchase agreement's underlying investments to ensure the existence of a proper level of collateral.

(2) INVESTMENT ADVISORY FEES
The investment advisory fees paid to Citibank, as compensation for overall investment management services, amounted to $109,575, of which $49,394 was voluntarily waived, for the year ended December 31, 1996. The investment advisory fees are computed at the annual rate of 1.00% of the Portfolio's average daily net assets.

(3) ADMINISTRATIVE FEES
Under the terms of an Administrative Services Agreement, the administrative services fees paid to the Administrator, as compensation for overall administrative services including general office facilities, is computed at an annual rate of 0.05% of the Portfolio's average daily net assets. The Portfolio accrued fees aggregating $5,478 for these services for the year ended December 31, 1996, of which $4,953 was voluntarily waived. The Portfolio pays no compensation directly to any Trustee or any officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Portfolio from the Administrator or its affiliates. Certain officers and a Trustee of the Portfolio are officers and directors of the Administrator or its affiliates.

(4) PURCHASES AND SALES OF INVESTMENTS
For the year ended December 31, 1996, purchases and sales of investment securities, other than short-term investments, aggregated $12,479,567 and $7,561,714, respectively.

(5) FEDERAL INCOME TAX BASIS OF INVESTMENTS
The cost and unrealized appreciation/(depreciation) in value of the investment securities owned at December 31, 1996, as computed on a federal income tax basis, are as follows:

Aggregate cost........................................          $10,539,001
                                                                ===========
Gross unrealized appreciation.........................          $ 1,531,505
Gross unrealized depreciation.........................             (742,529)
                                                                -----------
Net unrealized appreciation...........................          $   788,976
                                                                ===========

(6) EXPENSE FEES
SFG has entered into an expense agreement with the Portfolio. SFG has agreed to pay all of the ordinary operating expenses (excluding interest, taxes, brokerage commissions, litigation costs or other extraordinary costs or expenses) of the Portfolio, other than fees paid under the Advisory Agreement, and Administrative Services Agreement. The Agreement may be terminated by either party upon not less than 30 days nor more than 60 days written notice.

The Portfolio has agreed to pay SFG an expense fee, on an annual basis, accrued daily and paid monthly; provided, however, that such fee shall not exceed the amount such that immediately after any such payment the aggregate expenses of the Portfolio less expenses waived by the Administrator would on an annual basis exceed an agreed upon rate, currently 1.00% of average daily net assets.

(7) FINANCIAL INSTRUMENTS
The Portfolio may trade financial instruments with off-balance sheet risk in the normal course of its investing activities and to assist in managing exposure to market risks such as interest rates and foreign currency exchange rates. These financial instruments include forward foreign currency exchange contracts.

The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when related and offsetting transactions are considered. No such instruments were held at December 31, 1996.

(8) LINE OF CREDIT
The Portfolio, along with the other Landmark Funds, entered into an ongoing agreement with a bank which allows the Landmark Funds collectively to borrow up to $40 million for temporary or emergency purposes. Interest on the borrowings, if any, is charged to the specific fund executing the borrowing at the base rate of the bank. In addition, the $15 million committed portion of the line of credit requires a quarterly payment of a commitment fee based on the average daily unused portion of the line of credit for the year ended December 31, 1996 the commitment fee allocated to the Portfolio was $47. Since the line of credit was established, there have been no borrowings.

 Emerging Asian Markets Equity Portfolio
--------------------------------------------------------------------------------
 INDEPENDENT AUDITORS' REPORT
--------------------------------------------------------------------------------

TO THE TRUSTEES OF THE PREMIUM PORTFOLIOS (THE TRUST) AND THE SHAREHOLDERS OF EMERGING ASIAN MARKETS EQUITY PORTFOLIO:

     We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Emerging Asian Markets Equity Portfolio (the "Portfolio"), a series of The Premium Portfolios, as at December 31, 1996 and the related statements of operations and of changes in net assets and the financial highlights for the periods indicated. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements based on our audits.

     We conducted our audits in accordance with U.S. generally accepted auditing standards. Those standards require that we plan and perform an audit to obtain reasonable assurance whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments owned as at December 31, 1996 by correspondence with the custodian, provide a reasonable basis for our opinion.

     In our opinion, these financial statements present fairly, in all material respects, the financial position of the Portfolio as at December 31, 1996 the results of its operations and the changes in its net assets and the financial highlights for the periods indicated in accordance with U.S. generally accepted accounting principles.



PRICE WATERHOUSE
Chartered Accountants

Toronto, Ontario
February 4, 1997